Mar. 31, 2025
Nuveen Real Estate Securities Select Fund | Nuveen Real Estate Securities Select Fund
SUPPLEMENT NO. 1 dated June 1, 2026 to the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds dated May 1, 2026